Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 77,998	$ (3,590,169)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	157,604	101,014
Loss on disposal of plant and equipment		46,769
Changes in operating assets and liabilities:
Accounts receivable	2,592,548	(365,122)
Inventories	3,838	67,322
Advances to suppliers	(826,012)	(466,049)
Other receivables	108,951	(186,571)
Accounts payables	(1,786,890)	(268,181)
Accrued expenses and other payables	763,489	409,146
Advances from customers	(654)	28,833
Net cash provided by (used in) operating activities	1,090,872	(4,223,008)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(198,122)	(405,851)
Proceeds from sale of property and equipment		2,439
Proceeds from disposal of subsidiaries		542,242
Cash decreased in disposal of subsidiaries		(701,882)
Net cash used in investing activities	(198,122)	(563,052)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party borrowings	4,512,014	9,200,975
Repayment of related party borrowings	(5,878,286)	(9,702,083)
Proceeds from bank borrowings		87,032
Repayment of bank borrowings	(6,531)	(221,268)
Proceeds from issue of common stocks		6,735,000
Net cash used in financing activities	(1,372,803)	6,099,656
NET INCREASE IN CASH AND CASH EQUIVALENTS	(480,053)	1,313,596
Effect of exchange rate changes on cash and cash equivalents	25,620	(200)
Cash and cash equivalents, beginning of year	1,845,077	531,681
CASH AND CASH EQUIVALENTS, END OF YEAR	1,390,644	1,845,077
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	116	4,588
Cash paid during the year for income tax	23,494	25,867
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 470,763	$ 9,380,402